Share Capital, Treasury Shares and Reserves (Tables)	3 Months Ended
May 31, 2024
Share Capital, Treasury Shares and Reserves [Abstract]
Schedule of Share Capital
Figures in Rand thousands	As of May 31, 2024	As of February 29, 2024

Share Capital
Issued and fully paid 30,900,000 (February 29, 2024: 30,951,106) ordinary shares of no par value	7,131,059	7,142,853

Schedule of Treasury Shares	Treasury shares
Figures in Rand thousands	Treasury shares

At March 1, 2023	-
Treasury shares purchased	23,816
At February 29, 2024	23,816
Cancellation of treasury shares	(23,816)
Treasury shares purchased	3,461
At May 31, 2024	3,461

Schedule of Other Capital Reserve	Other capital reserve
Figures in Rand thousands	Capital reserve	Other reserve	Total

At March 1, 2023 and February 29, 2024	3,582,568	-	3,582,568
Cancellation of treasury shares	-	12,022	12,022
Repurchase and cancellation of ordinary shares of a subsidiary	-	11,400	11,400
At May 31, 2024	3,582,568	23,422	3,605,990